Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2055 Fund	May 30, 2024
Fidelity Freedom 2055 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.55%
Past 5 years	11.19%
Past 10 years	8.05%
Fidelity Freedom 2055 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.05%
Past 5 years	9.29%
Past 10 years	6.47%
Fidelity Freedom 2055 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.59%
Past 5 years	8.59%
Past 10 years	6.12%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1682
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.19%